Taxes (Details)		12 Months Ended
		Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2020 HKD ($)	Mar. 31, 2019 HKD ($)	Mar. 31, 2024 USD ($)
Taxes [Line Items]
Assessable profits						$ 2,000,000	$ 2,000,000
Net operating loss carryforwards		$ 14,246,600		$ 8,710,000	$ 3,900,000			$ 1,820,442
Deferred tax asset valuation allowance		$ 913,550	$ 116,734	$ 793,650	$ 490,050
Valuation allowance	[1]	7.00%	7.00%	8.40%	2.10%
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate		16.50%	16.50%			16.50%	8.25%
Deferred Tax Asset [Member]
Taxes [Line Items]
Valuation allowance		100.00%	100.00%	100.00%	100.00%

[1]	Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2022, 2023 and 2024 from certain subsidiaries of the Company in Hong Kong.